Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Current Inventories

All figures in £ millions	2019	2018
Raw materials	5	5
Work in progress	2	—
Finished goods	155	149
Returns asset	7	10

	169	164